                  Please file this Amendment with your records

                             [LOGO APPEARS HERE]

             SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                  SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES

                        Amendment dated September 2, 2003
                                       To
                         Prospectus dated April 29, 2003

         The following information amends the prospectus of Security Capital European Real Estate Shares ("SC-EUROPEAN"), a portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs").

         1. On September 2, 2003, the Board of Directors of SC-REMFs unanimously approved the liquidation and termination of SC-EUROPEAN.

         2. The shares of SC-EUROPEAN are no longer being offered for sale.

         3. Distribution or Service (12b-1) fees are no longer being paid on shares of SC-EUROPEAN.

         4. The Automatic Investment Plan is no longer available for purchases of shares of SC-EUROPEAN.

         5. The prospectus of SC-EUROPEAN dated April 29, 2003 should be read in conjunction with the events described in (1) through (4) above.

         For further information please call 1-888-SECURITY (toll free).

                 The date of this Amendment is September 2, 2003

                  Please file this Amendment with your records

                             [LOGO APPEARS HERE]

             SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED

                        Amendment dated September 2, 2003
                                       To
            Statement of Additional Information dated April 29, 2003

         The following information amends the Statement of Additional Information of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs").

         1. On September 2, 2003, the Board of Directors of SC-REMFs unanimously approved the liquidation and termination of Security Capital European Real Estate Shares ("SC-EUROPEAN"), a series of SC-REMFs.

         2. The shares of SC-EUROPEAN are no longer being offered for sale.

         3. Distribution or Service (12b-1) fees are no longer being paid on shares of SC-EUROPEAN.

         4. The Automatic Investment Plan is no longer available for purchases of shares of SC-EUROPEAN.

         5. The Statement of Additional Information of SC-EUROPEAN dated April 29, 2003 should be read in conjunction with the events described in (1) through
(4) above.

         For further information please call 1-888-SECURITY (toll free).

                 The date of this Amendment is September 2, 2003